PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of prepaid expenses and other current assets
		As of December 31,
	Note	2013	2014

Deposits of share repurchase	(i)	$10,860	$-
Advances to suppliers	(ii)	4,054	1,985
Receivables related to online gaming	(iii)	5,931	3,625
Interest income receivable	(iv)	2,869	5,526
Prepaid expenses		4,404	4,286
Other current assets		4,022	6,836
Rental deposits		1,940	1,850
Amount due from Sohu in relation to the disposition of Qianjun Technology	(4.3)	-	5,000
Loan to third parties	(v)	-	8,530
Total		$34,080	$37,638

(i)
The board of directors of the Company approved a series of share repurchase programs in September 2011, December 2012, June 2013 and June 2014, respectively, whereby the Company is authorized, but not obligated to repurchase its outstanding American Depositary Shares ("ADSs") through the broker from the open market within one year time period for each authorized program. The Company deposited $10,860 and $nil at the broker for the share repurchase as of December 31, 2013 and 2014 respectively.

(ii)

Advances to suppliers were mainly comprised of prepayment to suppliers for purchasing fixed assets, contents and copyrights. Advances to suppliers were non-interest bearing and short-term in nature.

In the years ended December 31 2013 and 2014, the allowance of $252 and $305 were provided for the advances to game developers based on specific identification after considering repayment patterns and supplier credit worthiness.

(iii)
Receivables related to online gaming represents balances paid online by end users but held at a third party electronic payment service provider, which were in transition to the Company's bank accounts as of December 31, 2013 and 2014. The balances were received by the Company a few days after December 31, 2013 and 2014, respectively.

(iv)	Interest income receivable of $2,869 and $5,526 as of December 31, 2013 and 2014 mainly related to the earned and accrued interest of the term deposits with financial institutions during the year.

(v)
In December 2014, the Company entered into a loan agreement with Shenzhen Golden Axe Co. Ltd., pursuant to which, a short-term loan in the principal amount of $3,320 was provided by the Company. The loan bears interest of 5% per annum and was expected to be repaid within 12 months.

In October 2014, the Company entered into a loan agreement with Fameast Limited, pursuant to which, a short-term interest-free loan of $5,210 was provided by the Company. This loan was expected to be repaid no later than May 1st, 2015.